Discontinued Operations (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Discontinued Operations Details
Sales
Cost of Sales
Total
Administrative expenses			(129,000)
Operating loss and net loss			$ (129,000)